Related party transactions - Summary of Compensation to the Members of the Board of Directors and the Executive Management Team (Detail) - EUR (€) € in Thousands	6 Months Ended
	Jun. 30, 2019	Jun. 30, 2018
Board of director [member]
Disclosure of compensation of key management personnel [line items]
Independent director's fees	€ 169	€ 199
Share-based payments	149	348
Total compensation	318	547
Executive management [member]
Disclosure of compensation of key management personnel [line items]
Executive Management fees	1,135	1,179
Short-term employee benefits	581	236
Share-based payments	445	763
Total compensation	€ 2,161	€ 2,178